Community Trust Bancorp, Inc.
346 North Mayo Trail
P.O. Box 2947
Pikeville, KY  41502-2947

March 13, 2015

Securities and Exchange Commission
Washington, D.C.  20549

Dear Gentlemen:

We are transmitting the attached Form 10-K pursuant to the requirements of the Securities Exchange Act of 1934.  If you have any questions, I can be reached at (606) 433-4643.

Sincerely,

/s/ Taylora G. Newsome
Taylora G. Newsome
VP/Financial Analyst III